8. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2022
Fair Value of Options, Expected Life	5 years	5 years
Fair Value of Options, Expected Dividend Yield	0.00%	0.00%
Minimum
Fair Value of Options, Risk-free Interest Rate	3.52%	1.32%
Fair Value of Options, Expected Volatility	142.43%	104.30%
Maximum
Fair Value of Options, Risk-free Interest Rate	3.72%	1.34%
Fair Value of Options, Expected Volatility	142.96%	104.41%